Financial Instruments and Financial Risk Management (Details) - Schedule of Financial Instruments - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Instruments [Line Items]
Cash and cash equivalents	$ 10,872	$ 3,290	$ 3,828	$ 11,017
Accounts receivable (excluding prepaid expenses)	2,194	2,236
Short-term restricted deposits		560
Long-term restricted deposits	3	127
Long-term deposits	104	21
Equity securities	82
Total assets	13,255	6,234
Lease liabilities	893	217
Accounts payable and accruals	2,808	4,517
Short-term bank loans		1,606
Long-term loans	1,092	1,223
Derivative financial instruments	109	26	$ 488	$ 3,047
Total liabilities	4,902	7,589
Financial assets measured at fair value [Member]
Schedule of Financial Instruments [Line Items]
Cash and cash equivalents
Accounts receivable (excluding prepaid expenses)
Short-term restricted deposits
Long-term restricted deposits
Long-term deposits
Equity securities	82
Total assets	82
Financial assets at amortized cost [Member]
Schedule of Financial Instruments [Line Items]
Cash and cash equivalents	10,872	3,290
Accounts receivable (excluding prepaid expenses)	2,194	2,236
Short-term restricted deposits		560
Long-term restricted deposits	3	127
Long-term deposits	104	21
Equity securities
Total assets	13,173	6,234
Financial liabilities measured at fair value [Member]
Schedule of Financial Instruments [Line Items]
Lease liabilities
Accounts payable and accruals
Short-term bank loans
Long-term loans
Derivative financial instruments	109	26
Total liabilities	109	26
Financial liabilities at amortized cost [Member]
Schedule of Financial Instruments [Line Items]
Lease liabilities	893	217
Accounts payable and accruals	2,808	4,517
Short-term bank loans		1,606
Long-term loans	1,092	1,223
Derivative financial instruments
Total liabilities	$ 4,793	$ 7,563